INCOME TAXES	12 Months Ended
Dec. 31, 2023
Disclosure Of Income Taxes [Abstract]
INCOME TAXES

NOTE 16 - INCOME TAXES

a.	Taxation of the Company in Israel

1)	Tax rates:

The Company’s income in Israel (except for income qualifying for reduced tax rates under Israel encouragement law, see paragraph 2 below) is taxed at regular rates. The Israeli corporate tax rate in 2018 and thereafter is 23%. Capital gains of the Company in Israel are subject to tax at the regular corporate tax rate applicable during the tax year.

2)
In December 2020, the Company received an in-agreement tax ruling, indicating that the enterprise of the Company meets the definition of a Technological Preferred Enterprise, and that the income of the Company from selling POS devices, provision of processing SaaS are deemed "technology income" as defined by Section 51 to the Encouragement of Capital Investment Law, 1959 (hereinafter - "the Law"), which are subject to 12% tax, while income attributed to production are "preferred income", as this term is defined by Section 51 to the Law, which are subject to 16% or 7.5%. tax (depending on the production activity place). This tax ruling applies to the Company beginning in the 2020 tax year through 2024.

3)
In February 7, 2021, the Company received an in-agreement tax ruling, indicating that the restructuring that the Company completed during 2022 which holding the entire (100%) share capital of Dually, is tax exempt.

b.	Taxation of subsidiaries outside of Israel

Subsidiaries that are incorporated outside Israel are assessed for tax under the tax laws applicable in their countries of residence.The principal tax rates applicable in 2022 to subsidiaries outside Israel are as follows:

Companies incorporated in the United States – tax rate of 34.7% (including federal, state and branch profits tax). The company incorporated in the UK – tax rate of between 19% to 25%. The company incorporated in Australia – tax rate of 30%. The company incorporated in Lithuania –corporate tax rate of 15% and in US – 21%. Generally, inter-company transactions between the Company and subsidiaries outside Israel are subject to the provisions and reporting requirements set out in the Income Tax Regulations (Determination of Market Terms), 2006.

c.	Carry forward losses

Deferred tax assets on carryforward losses are recognized if the exercise of the relevant tax benefit is expected in the foreseeable future against a taxable income.

As of December 31, 2023 and 2022, the carryforward tax losses stemming from the Company in Israel amounted to $32,531 and $34,458 thousand, respectively.

The Group recognizes deferred taxes in respect of carryforward losses stemming from the Group only up to the amount of the liability for deferred tax, since the utilization of those losses is not expected in the foreseeable future. Carryforward tax losses accrued in Israel may be offset over an unlimited time.

d.	Tax assessments

The limitation period in Israel of tax assessments filed by taxpayers in respect of tax year 2013 and thereafter is 4 years from the end of the tax year in which a tax return was filed.

Accordingly, the Company’s tax assessments through tax year 2018 are considered to be final.

e.	Tax rate reconciliation:

The reconciliation of the theoretical tax benefit (expense) by the Israeli statutory tax rate to the Company's effective benefit (expense) taxes are as follows:

	For the year ended December 31,
	2023	2022	2021
	US Dollars in thousands
Loss before taxes on income	(14,672)	(37,058)	(24,137)
Tax rate	23%	23%	23%
Theoretical tax benefit	3,375	8,523	5,551
Share-based payment expenses which are not deductible	(1,388)	(2,012)	(2,035)
Carry forward losses without deferred taxes recognition	(3,176)	(6,872)	(3,249)
Other	(26)	(90)	(899)
Effective tax expenses	(1,215)	(451)	(632)

f.	Deferred income tax:

The composition of deferred taxes as of statement of financial position dates and the change thereof in those years is:

	Intangible assets	Provisions for employee rights	Other	Losses for tax purposes	Total
	US Dollars in thousands
Balance at January 1, 2023	(1,074)	44	44	193	(793)
Change in 2023:					-
Recognized in income statement	(421)	535	(44)	224	294
Deferred taxes created in acquisition of subsidiary	(2,626)	-	-	-	(2,626)
Recognized in translation currency difference reserve	17	-	-	-	17
Balance at December 31, 2023	(4,104)	579	-	417	(3,108)

Balance at January 1, 2022	(1,111)	-	-	23	(1,088)
Change in 2022:					-
Recognized in income statement	(77)	44	44	170	181
Recognized in translation currency difference reserve	114	-	-	-	114
Balance at December 31, 2022	(1,074)	44	44	193	(793)

Balance at January 1, 2021	(998)	208	91	414	(285)
Change in 2021:
Recognized in income statement	665	(208)	(91)	(391)	(25)
Deferred taxes created in acquisition of subsidiary	(747)	-	-	-	(747)
Recognized in translation currency difference reserve	(31)	-	-	-	(31)
Balance at December 31, 2021	(1,111)	-	-	23	(1,088)

Deferred taxes are presented in the statement of financial position as follows:

	December 31,
	2023	2022
	US Dollars in thousands
Non-current assets	-	-
Non-current liabilities	(3,108)	(793)
	(3,108)	(793)

g.	Taxes on income included in profit or loss:

	For the year ended December 31,
	2023	2022	2021
	US Dollars in thousands
Current tax expenses	(1,509)	(632)	(607)
Deferred tax income (expenses)	294	181	(25)
	(1,215)	(451)	(632)